Commitments and Contingencies (Details)		6 Months Ended	12 Months Ended
	Jul. 01, 2021 $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 08, 2021 USD ($) $ / shares	Feb. 23, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Maximum number of demands for registration of securities			3
Underwriting option period			45 days
Granted shares (in Shares) | shares		2,250,000	2,250,000
Number of units sold (in Shares) | shares	2,250,000
Deferred fee per unit (in Dollars per share) | $ / shares			$ 0.35	$ 0.35
Deferred underwriting fee payable | $			$ 6,037,500	$ 6,037,500
Fees and expenses | $			50,000
Aggregate cost | $		$ 50,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units sold (in Shares) | shares	17,250,000
Proceeds from issuance of underwriters | $			$ 3,450,000
Aggregate cost | $					$ 300,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units sold (in Shares) | shares	2,250,000
Share price (in Dollars per share) | $ / shares	$ 10
Purchased shares (in Shares) | shares	2,250,000